SCHEDULE OF LEASE OBLIGATIONS (Details) - HKD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025
Notes and other explanatory information [abstract]
Lease liabilities, beginning balance	$ 169,581	$ 384,560	$ 384,560
Imputed interest	3,563	$ 9,863	16,621
Lease payments	(115,800)		(231,600)
Lease liabilities, ending balance	57,344		169,581
Less: Current portion (Unaudited)	(57,344)		$ (169,581)
Non-current lease liabilities (Unaudited)